Sales/transfer of receivables	12 Months Ended
Mar. 31, 2025
Sales/transfer of receivables
11. Sales/transfer of receivables
During the year ended March 31, 2025 the Bank has sold housing loans under direct assignment transaction aggregating to Rs.
346,696.1
million and auto loans aggregating to Rs.
214,342.8
 million to SPEs under securitization transaction.
After securitization of the loans, the Bank continues to act as the servicing agent, maintain customer account relationships and service these set of loans transferred to the securitization trusts.
Direct assignment transactions:
The following table summarizes the cash flows received during the year ended March 31, 2024 and March 31, 2025 from customers and paid to transferees on transferred performing housing loans:

	For the year ended March 31,
	2024	2025		2025
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs. —	Rs.	38,841.9	US$	454.7
Payments made	—		32,758.6		383.5
Cash flows on retained interests	—		6,083.3		71.2
Other key disclosures are as follows:

	As of March 31,
	2024	2025		2025
	(In millions)
Transferred receivables with continuing involvement	Rs. —	Rs.	332,411.5	US$	3,891.0
Delinquencies	—		15.4		0.2
Retained interest	—		37,189.9		435.3
Key assumptions used for fair value of securitized receivables include prepayment rate, weighted average life and the discount rate. The table below outlines the sensitivity of the estimated fair value in securitized receivables as of March 31, 2024 and March 31, 2025 to immediate 10% and 20% changes in those assumptions.

	As of March 31,
	2024	2025	2025
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs. —	Rs. 226.9	US$	2.7
Impact of 20% adverse change	—	436.9		5.1
Weighted average life in years of the securitized receivables is not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.
These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.

Consolidated VIEs:
The Bank determines whether it is the primary beneficiary of a VIE under ASC 810-10 upon its initial involvement with the VIE and reassesses whether it is a primary beneficiary on an ongoing basis as long it has ongoing involvement with the VIE. During the year ended March 31, 2025, the Bank determined that it was a primary beneficiary on an ongoing basis with certain trusts because it has the power to direct the activities that most significantly impact the trusts’ economic performance (e.g., servicing the underlying loans). The methodology for determining primary beneficiary status includes assessing the Bank’s servicing rights, retained interests, and exposure to credit losses. The loans held by the trusts are solely to satisfy the trusts’ obligations to security holders, and the Bank cannot repurpose these assets for other uses. The Bank provides servicing and liquidity support to these trusts under contractual agreements but has no obligation to provide additional financial support beyond these terms.
As of March 31, 2025, the Bank consolidated VIEs with total assets of Rs. 183.4 billion and total liabilities of Rs. 183.4 billion, primarily related to auto loan securitizations. The assets are restricted and can only be used to settle the obligations of the respective trusts. The liabilities of the consolidated variable interest entities, primarily asset-backed securities, are non-recourse and do not impact the Bank’s general credit or consolidated financial position.
The carrying amounts of consolidated VIE assets (classified as “Loans” and “Other Assets”) and liabilities (classified as “Long-term Debt”) are included in the Consolidated Balance Sheet as follows:

	As of March 31,
	2024	2025	2025
	(In millions)
VIE Assets:
Loans	Rs. —	Rs. 183,356.8	US$	2,146.3
Other assets	—	108.1		1.3
VIE Liabilities:
Long-term debt	Rs. —	Rs. 165,476.8	US$	1,937.0
Accrued expenses and other liabilities	—	108.1		1.3
Maximum exposure to loss	Rs. —	Rs. 30,369.3	US$	355.5
Debt interests	—	17,879.9		209.3
Commitments, Guarantees, Others	—	12,489.4		146.2